Significant Acquisitions and Dispositions (Tables)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Other Two Thousand Thirteen Acquisitions [Member] [Domain]	Dec. 31, 2012 Other Two Thousand Twelve Acquisitions [Member] [Domain]
Summary of Significant Assumptions Utilized in Estimates
The range of most significant assumptions utilized in making the lease-up and future disposition estimates used in calculating the "as-if vacant" value of each building acquired during 2013 and 2012 are as follows:

	2013		2012
	Low	High	Low	High
Discount rate	6.49%	9.67%	7.13%	10.78%
Exit capitalization rate	5.09%	7.67%	5.75%	8.88%
Lease-up period (months)	12	24	6	36
Net rental rate per square foot - Industrial	$2.90	$8.28	$2.75	$7.62
Net rental rate per square foot - Medical Office	$18.00	$18.00	$13.20	$26.14

Summary of Allocation of Fair Value of Amounts Recognized
The following table summarizes the fair value of amounts recognized for each major class of asset and liability (in thousands) for these acquisitions:

Real estate assets	$488,294
Lease-related intangible assets	67,167
Total acquired assets	555,461
Secured debt	103,638
Below market lease liability	2,153
Other liabilities	2,201
Total assumed liabilities	107,992
Fair value of acquired net assets	$447,469

The following table summarizes our allocation of the fair value of amounts recognized for each major class of asset and liability (in thousands) for these acquisitions:

Real estate assets	$668,149
Lease-related intangible assets	111,509
Other assets	5,714
Total acquired assets	785,372
Secured debt	100,826
Other liabilities	11,928
Total assumed liabilities	112,754
Fair value of acquired net assets	$672,618